Fair Values Of Financial Instruments - Reconciliation of unobservable input reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	$ 6,078,456,674
Asset at the end of period	6,110,108,505	$ 6,078,456,674
Level 3 - Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	2,025,069	31,270,903
Asset at the end of period	6,742,264	2,025,069
Private securities corporate bonds [member] | Level 3 - Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	4,040,478	(1,217,351)
Debt securities [member] | Level 3 - Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	498,709	0
Other Financial Assets [member] | Level 3 - Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	0	(13,739,311)
Gain From The Sale Of Financial Assets [member] | Level 3 - Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	0	1,557,976
Net monetary inflation adjustment [member] | Level 3 - Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(1,374,770)	(15,847,148)
Equity Instruments [member] | Level 3 - Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	$ 1,552,778	$ 0